Offerings - Offering: 1	Jun. 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0001 per share
Amount Registered | shares	7,500,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 75,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,357.50
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a). Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.